Condensed Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 13,125
Direct cost of revenue	(13,125)
Gross Margin
Operating Expenses
General and administrative	297,519	4,515
Depreciation and amortization
Total Operating Expenses	297,519	4,515
Profit (Loss) from Operations	(297,519)	(4,515)
Other Income (Expense)
Other
Total Other Income (Expense)
Net Profit (Loss) Before Taxes	(297,519)	(4,515)
Sub Income Tax (Provision) Benefit
Net Profit (Loss)	$ (297,519)	$ (4,515)
(Loss) per Common Share - Basic	$ (0.01)	$ (0.01)
(Loss) per Common Share - Dilutive	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding:
Basic	19,919,780	626,989
Dilutive	19,919,780	626,989